Document and Entity Information	Oct. 15, 2024
Cover [Abstract]
Entity Registrant Name	VSE CORP
Amendment Flag	false
Entity Central Index Key	0000102752
Document Type	8-K
Document Period End Date	Oct. 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-03676
Entity Tax Identification Number	54-0649263
Entity Address, Address Line One	3361 Enterprise Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	(954)
Local Phone Number	430-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false